EQUITY - Summary of Changes in Ownership (Details) - USD ($) $ in Thousands			12 Months Ended
		Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Class of Stock [Line Items]
Net income (loss)			$ 6,193		$ (13,714)
Shares issued in connection with acquisition					3,000
Stock issued during the period			17		20,491
Transfers
Class of Stock [Line Items]
Net income (loss)			2,202		(8,696)
Stock issued during the period			(1)		0
Stock-based compensation - Vested & Exercised			(602)		0
Net transfers to (from) non-controlling interests			(4,710)		103
Change from net income attributable to DMS Inc. shareholders and transfers to (from) noncontrolling interest			(2,508)		(8,593)
Additional Paid-in Capital
Class of Stock [Line Items]
Shares issued in connection with acquisition					1,861
Stock issued during the period			17		(50,846)
SmarterChaos
Class of Stock [Line Items]
Units/shares redeemed and issued to Class A Common Stock		$ 3,000	392	[1]
SmarterChaos | Transfers
Class of Stock [Line Items]
Shares issued in connection with acquisition			0		103
Units/shares redeemed and issued to Class A Common Stock			(189)		0
SmarterChaos | Additional Paid-in Capital
Class of Stock [Line Items]
Units/shares redeemed and issued to Class A Common Stock	[1]		392
Aimtell, PushPros and Aramis
Class of Stock [Line Items]
Shares issued in connection with acquisition			14,889
Aimtell, PushPros and Aramis | Transfers
Class of Stock [Line Items]
Shares issued in connection with acquisition			(1,589)		0
Aimtell, PushPros and Aramis | Additional Paid-in Capital
Class of Stock [Line Items]
Shares issued in connection with acquisition			8,688
Crisp Results
Class of Stock [Line Items]
Shares issued in connection with acquisition			19,823
Crisp Results | Additional Paid-in Capital
Class of Stock [Line Items]
Shares issued in connection with acquisition			11,567
Crisp Results | Additional Paid-in Capital | Transfers
Class of Stock [Line Items]
Shares issued in connection with acquisition			(1,960)		0
Prism Data
Class of Stock [Line Items]
Units/shares redeemed and issued to Class A Common Stock			192
Prism Data | Transfers
Class of Stock [Line Items]
Units/shares redeemed and issued to Class A Common Stock			(369)		$ 0
Prism Data | Additional Paid-in Capital
Class of Stock [Line Items]
Units/shares redeemed and issued to Class A Common Stock			$ 192

[1]	On June 30, 2021, the sellers of SmarterChaos redeemed approximately one-half of their non-controlling interest held through DMSH Units in exchange for Class A Common Stock in DMS Inc. The non-controlling interest held by the Sellers of SmarterChaos did not include related Class B Common Stock to be retired upon redemption.